Significant events in the current year	12 Months Ended
Dec. 31, 2020
Significant events in the current year
Significant events in the current year

3.  Significant events in the current year

a) Main events

The financial position, cash flows and performance of the Company were particularly affected by the following events and transactions during the year ended December 31, 2020:

•

In February 2021 (subsequent event), the Company entered into a Judicial Settlement for Integral Reparation (“Global Settlement”) with the State of Minas Gerais, the Public Defender of the State of Minas Gerais and the Federal and the State of Minas Gerais Public Prosecutors Offices, to repair the environmental and social damage resulting from the Dam I rupture. Thus, the Company recognized a loss of US$3,872  (R$19,924 million) in the income statement for the year ended December 31, 2020 (note 23).

•

In 2020, as a consequence of the periodic review of the estimates for the de-characterization of the dam structures, the Company recognized US$369 in addition to the provision already recorded. In addition, the Company also identified other structures that met the de-characterization criteria, resulting in an addition of US$248 to the provision (note 23).

•

In December 2020, the Company signed the early extension terms for its railways concessions related to Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”), for an additional thirty years period, from 2027 to 2057. As a result of the agreement, the Company recognized an intangible asset, which represents its right to use of both EFVM and EFC, and their related concession grants liabilities, in the aggregate amount of US$2,312  (R$12,016 million) (note 16).

•

In 2020, the Company started looking for a potential buyer for Vale Nouvelle-Calédonie S.A.S. (“VNC”) and started studying the other options available to exit the operation. Following the negotiations that took place during the year, VNC's assets and liabilities were classified as "held for sale" and measured at fair value, resulting in the recognition of an impairment loss in the amount of US$382. In December 2020, the Company signed a binding put option agreement for the sale of its ownership interest in VNC for an immaterial consideration. The proposed transaction is expected to be concluded in the first quarter of 2021. Under this agreement, the Company has reserved the amount of the commitment to fund VNC in approximately US$500 to continue VNC operations, including the commitment to invest in the conversion of the tailings deposition from wet to dry-stacking. Therefore, the Company recognized a loss related to VNC in the amount of US$882, recognized in the in the income statement as “Impairment and disposals of non-current assets” for the year ended December 31, 2020 (note 18).

•

In 2020, the Company tested the recoverability of its loan receivable from Nacala BV. The testing was triggered by the revisions undertaken on the coal volumes that are projected to be transported on the railway, resulting in a loss of US$798, recognized in the income statement as “Impairment and disposals of non-current assets” for the year ended December 31, 2020 (note 18).

•

During 2020, Fundação Renova reviewed the assumptions used on the preparation of the estimates incorporated into the mitigation and compensation programs. The periodic review resulted in an addition of US$1,069 to the provision. In addition, Vale made available US$166 for Samarco’s working capital needs (2019: US$102). This amount was recognized in the income statement as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2020 (note 24).

•	In July 2020, the Board of Directors approved the resumption of the stockholders´ remuneration policy and paid the amount of US$3,350 (R$18,637 million) (note 28).
•

In December 2020, the Company was notified by BNDESPar of the full exercise of the option to purchase 8% of VLI shares held by Vale. With the exercise of this option, Vale received US$241  (R$1,223 million) and holds 29.6% of VLI's total shares. This transaction resulted in a gain of US$172, recognized in the income statement as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2020 (note 15).

•

In November 2020, the Company concluded the sale of Biopalma da Amazônia S.A. Reflorestamento Indústria e Comércio (“Biopalma”) to Brasil Bio Fuels S.A. As a result of this transaction, a loss of US$125 was recognized in the income statement as “Impairment and disposals of non-current assets” for the year ended December 31, 2020 (note 18).

•

In August 2020, the conditions precedent of the agreement to sell the Company's stake in Henan Longyu were concluded and the Company received US$156 as part of the consideration for the transaction. This transaction resulted in a gain of US$116 due to the recycling of the cumulative translation adjustments at closing, which was recognized as “Equity results and other results in associates and joint ventures” in the income statement for the year ended December 31, 2020 (note 15).

•

In October 2020, the Company concluded the agreement for the divestiture of PT Vale Indonesia Tbk (“PTVI”) and received US$278. The transaction with non-controlling interest resulted in a loss of US$179, which was recognized in the Stockholders' Equity for the year ended December 31, 2020 (note 15).

•

In September 2020, the Company decided to shut down its operations at the Simões Filho plant in Bahia, resulting in an impairment loss of US$76, recognized in the income statement as “Impairment and disposals of non-current assets” for the year ended December 31, 2020 (note 18).

•	In July 2020, Vale Overseas Limited issued guaranteed notes due July 2030, in the amount of US$1,500 (note 22).
•

In October 2020, the Company approved the incorporation of a joint venture to build and operate an expansion project for the Shulanghu Port facilities, located in China. Vale's capital contribution to the project is estimated to range from US$110 to US$160.The construction of the project, which is expected to take up to three years, will start after both parties obtain the anti-trust and other regulatory approvals in China (note 15).

•

On January 20, 2021 (subsequent event), the Company signed a Heads of Agreement (“HoA”) with Mitsui & Co., Ltd. (“Mitsui”), allowing both parties to structure Mitsui’s exit from the Moatize coal mine (“Vale Moçambique”) and the Nacala Logistics Corridor (“NLC”). The HoA determines that Vale will acquire Mitsui's stake in the mine and logistics assets for an immaterial consideration and will undertake the obligation of the Nacala Corridor’s Project Finance in full, which has approximately US$2,500 outstanding balance at December 31,2020. In case of closing the transaction, Vale will also control NLC and, therefore, consolidate its assets and liabilities. The parties expect to conclude the transaction in 2021, which is subject to the execution of the definitive agreement and usual precedent conditions. In addition, the Company informed the market its divestiture decision in the coal segment, which may lead to the presentation of this segment as a discontinued operation in future financial statements depending on the Company’s assessment (note 15).

b) Coronavirus impact

A significant portion of the Company's revenue derived from sales to customers in Asia and Europe, regions that have had their economic activities affected as a result of the pandemic. The Company also has an extensive logistics and supply chain, including several ports, distribution centers and suppliers that have operations in those affected regions.

The Company has taken several measures to monitor and prevent the effects of COVID-19, including health and safety measures for its employees (such as social distancing and remote working) and actions to secure the supply of materials essential to the Company's production process.

The Company has pledged US$109 to support humanitarian aid programs in the communities where the Company operates, with special focus on Brazil communities that have been more adversely affected by the pandemic. This amount was used to purchase medical supplies and equipment and were recognized as "Other operating expenses" in the income statement for the year ended December 31, 2020.

At this time, the effects of the pandemic have not caused significant impacts on its operations nor on the fair value of the Company's assets and liabilities. However, unusual significant changes have occurred in the value of financial assets in many markets since the pandemic outbreak. However, if the pandemic continues for an extended period of time or increases in intensity in the regions where the Company operates, the Company's financial conditions or results of operations may be adversely impacted.

Liquidity-As a precautionary measure to increase its cash position and preserve financial flexibility considering the uncertainties resulting from the COVID-19 pandemic, the Company temporary discontinued the nickel hedge program, through the sale of option contracts for the total amount of US$230.

Deferred income tax-On March 31, 2020, the government of Indonesia issued a regulation ("PERPPU-1") to manage the economic impact of the global COVID-19 pandemic, which affects Indonesia's tax policies. The 25% income tax rate was reduced to 22% in fiscal years 2020 and 2021 and will later be reduced to 20% as of fiscal year 2022. Therefore, the Company has measured the deferred income tax of PT Vale Indonesia Tbk ("PTVI"), considering the effective promulgation of the new income tax rate recognizing an income tax gain of US$80 in the year ended December 31, 2020.